PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya VACS Index Series S Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 8.8%
483,494
Alphabet, Inc. - Class A
$ 80,187,480
2.0
396,360  Alphabet, Inc. - Class
C
66,267,428
1.6
591,700
AT&T, Inc.
13,017,400
0.3
8,010
(1)
Charter
Communications, Inc.
- Class A
2,595,881
0.1
318,786  Comcast Corp. - Class
A
13,315,691
0.3
19,840
Electronic Arts, Inc.
2,845,850
0.1
18,538
Fox Corp. - Class A
784,714
0.0
10,992
Fox Corp. - Class B
426,490
0.0
30,994  Interpublic Group of
Cos., Inc.
980,340
0.0
12,924
(1)
Live Nation
Entertainment, Inc.
1,415,049
0.0
21,282
(1)
Match Group, Inc.
805,311
0.0
180,287  Meta Platforms, Inc.
- Class A
103,203,490
2.6
35,415
(1)
Netflix, Inc.
25,118,797
0.6
31,485
News Corp. - Class A
838,446
0.0
9,499
News Corp. - Class B
265,497
0.0
16,145
Omnicom Group, Inc.
1,669,232
0.1
49,077  Paramount Global
- Class B
521,198
0.0
13,452
(1)
Take-Two Interactive
Software, Inc.
2,067,707
0.1
40,440
T-Mobile US, Inc.
8,345,198
0.2
347,376  Verizon
Communications, Inc.
15,600,656
0.4
149,660
Walt Disney Co.
14,395,795
0.4
184,898
(1)
Warner Bros
Discovery, Inc.
1,525,408
0.0
356,193,058
8.8
Consumer Discretionary : 10.2%
36,310
(1)
Airbnb, Inc. - Class A
4,604,471
0.1
770,839
(1)
Amazon.com, Inc.
143,630,431
3.6
21,931
(1)
Aptiv PLC
1,579,251
0.0
1,410
(1)
AutoZone, Inc.
4,441,556
0.1
15,987
Best Buy Co., Inc.
1,651,457
0.1
2,766
Booking Holdings, Inc.
11,650,724
0.3
18,917
BorgWarner, Inc.
686,498
0.0
17,973
(1)
Caesars
Entertainment, Inc.
750,193
0.0
12,880
(1)
CarMax, Inc.
996,654
0.0
83,364
(1)
Carnival Corp.
1,540,567
0.0
113,011
(1)
Chipotle Mexican Grill,
Inc.
6,511,694
0.2
24,215
D.R. Horton, Inc.
4,619,496
0.1
9,776  Darden Restaurants,
Inc.
1,604,535
0.0
12,581
(1)
Deckers Outdoor Corp.
2,006,040
0.1
18,239
Dollar General Corp.
1,542,472
0.0
16,673
(1)
Dollar Tree, Inc.
1,172,445
0.0
2,896
Domino's Pizza, Inc.
1,245,685
0.0
40,353
eBay, Inc.
2,627,384
0.1
10,287
(1)
Expedia Group, Inc.
1,522,682
0.0
322,197
Ford Motor Co.
3,402,400
0.1
12,689
Garmin Ltd.
2,233,645
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
92,748
General Motors Co.
$ 4,158,820
0.1
11,497
Genuine Parts Co.
1,605,901
0.1
10,868
Hasbro, Inc.
785,974
0.0
20,336  Hilton Worldwide
Holdings, Inc.
4,687,448
0.1
81,830
Home Depot, Inc.
33,157,516
0.8
29,170  Las Vegas Sands
Corp.
1,468,418
0.0
19,946
Lennar Corp. - Class A
3,739,476
0.1
21,724
LKQ Corp.
867,222
0.0
47,024
Lowe's Cos., Inc.
12,736,450
0.3
9,513
(1)
Lululemon Athletica,
Inc.
2,581,353
0.1
19,282  Marriott International,
Inc. - Class A
4,793,505
0.1
59,196
McDonald's Corp.
18,025,774
0.5
19,051
(1)
MGM Resorts
International
744,704
0.0
4,323
(1)
Mohawk Industries,
Inc.
694,620
0.0
99,147
NIKE, Inc. - Class B
8,764,595
0.2
35,447
(1)
Norwegian Cruise Line
Holdings Ltd.
727,018
0.0
254
(1)
NVR, Inc.
2,492,197
0.1
4,787
(1)
O'Reilly Automotive,
Inc.
5,512,709
0.1
3,157
Pool Corp.
1,189,558
0.0
17,125
PulteGroup, Inc.
2,457,951
0.1
3,242
Ralph Lauren Corp.
628,527
0.0
27,527
Ross Stores, Inc.
4,143,089
0.1
19,543  Royal Caribbean
Cruises Ltd.
3,466,147
0.1
93,513
Starbucks Corp.
9,116,582
0.2
19,111
Tapestry, Inc.
897,835
0.0
38,178
Target Corp.
5,950,423
0.2
228,964
(1)
Tesla, Inc.
59,903,851
1.5
93,262
TJX Cos., Inc.
10,962,015
0.3
8,902
Tractor Supply Co.
2,589,859
0.1
3,938
(1)
Ulta Beauty, Inc.
1,532,355
0.0
7,717
Wynn Resorts Ltd.
739,906
0.0
23,202
Yum! Brands, Inc.
3,241,551
0.1
414,383,629
10.2
Consumer Staples : 5.6%
140,800
Altria Group, Inc.
7,186,432
0.2
39,457  Archer-Daniels-
Midland Co.
2,357,161
0.1
14,863  Brown-Forman Corp.
- Class B
731,260
0.0
11,756
Bunge Global SA
1,136,100
0.0
16,336
Campbell Soup Co.
799,157
0.0
20,203  Church & Dwight Co.,
Inc.
2,115,658
0.1
10,221
Clorox Co.
1,665,103
0.0
320,092
Coca-Cola Co.
23,001,811
0.6
67,427
Colgate-Palmolive Co.
6,999,597
0.2
39,693
Conagra Brands, Inc.
1,290,816
0.0
12,930  Constellation Brands,
Inc. - Class A
3,331,932
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
36,585  Costco Wholesale
Corp.
$ 32,433,334
0.8
19,229  Estee Lauder Cos.,
Inc. - Class A
1,916,939
0.0
45,933
General Mills, Inc.
3,392,152
0.1
12,186
Hershey Co.
2,337,031
0.1
24,101
Hormel Foods Corp.
764,002
0.0
8,816
JM Smucker Co.
1,067,618
0.0
21,857
Kellogg Co.
1,764,079
0.0
158,043
Kenvue, Inc.
3,655,535
0.1
86,664
Keurig Dr Pepper, Inc.
3,248,167
0.1
27,794
Kimberly-Clark Corp.
3,954,530
0.1
72,836
Kraft Heinz Co.
2,557,272
0.1
54,798
Kroger Co.
3,139,925
0.1
11,856  Lamb Weston
Holdings, Inc.
767,557
0.0
20,797
McCormick & Co., Inc.
1,711,593
0.0
14,498  Molson Coors
Beverage Co. - Class
B
833,925
0.0
110,232  Mondelez International,
Inc. - Class A
8,120,791
0.2
58,200
(1)
Monster Beverage
Corp.
3,036,294
0.1
113,349
PepsiCo, Inc.
19,274,997
0.5
128,305  Philip Morris
International, Inc.
15,576,227
0.4
194,260
Procter & Gamble Co.
33,645,832
0.8
40,581
Sysco Corp.
3,167,753
0.1
23,586  Tyson Foods, Inc.
- Class A
1,404,782
0.0
59,453  Walgreens Boots
Alliance, Inc.
532,699
0.0
358,434
Walmart, Inc.
28,943,546
0.7
227,861,607
5.6
Energy : 3.3%
29,895
APA Corp.
731,232
0.0
81,979
Baker Hughes Co.
2,963,541
0.1
140,360
Chevron Corp.
20,670,817
0.5
95,828
ConocoPhillips
10,088,772
0.2
61,006
Coterra Energy, Inc.
1,461,094
0.0
51,675
Devon Energy Corp.
2,021,526
0.1
15,458  Diamondback Energy,
Inc.
2,664,959
0.1
46,922
EOG Resources, Inc.
5,768,122
0.1
49,020
EQT Corp.
1,796,093
0.0
366,629
Exxon Mobil Corp.
42,976,251
1.1
72,852
Halliburton Co.
2,116,351
0.1
22,808
Hess Corp.
3,097,326
0.1
159,344
Kinder Morgan, Inc.
3,519,909
0.1
46,161
Marathon Oil Corp.
1,229,267
0.0
27,619  Marathon Petroleum
Corp.
4,499,411
0.1
55,564  Occidental Petroleum
Corp.
2,863,769
0.1
48,199
ONEOK, Inc.
4,392,375
0.1
34,541
Phillips 66
4,540,414
0.1
117,181
Schlumberger NV
4,915,743
0.1
18,079
Targa Resources Corp.
2,675,873
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
26,438
Valero Energy Corp.
$ 3,569,923
0.1
100,588
Williams Cos., Inc.
4,591,842
0.1
133,154,610
3.3
Financials : 10.9%
41,593
Aflac, Inc.
4,650,097
0.1
21,789
Allstate Corp.
4,132,284
0.1
46,346
American Express Co.
12,569,035
0.3
53,140  American International
Group, Inc.
3,891,442
0.1
8,103  Ameriprise Financial,
Inc.
3,806,870
0.1
17,927
Aon PLC - Class A
6,202,563
0.2
30,907
(1)
Arch Capital Group
Ltd.
3,457,875
0.1
18,080  Arthur J Gallagher &
Co.
5,087,170
0.1
4,316
Assurant, Inc.
858,280
0.0
557,090
Bank of America Corp.
22,105,331
0.6
60,897  Bank of New York
Mellon Corp.
4,376,058
0.1
151,162
(1)
Berkshire Hathaway,
Inc. - Class B
69,573,822
1.7
11,490
BlackRock, Inc.
10,909,870
0.3
59,336
Blackstone, Inc.
9,086,122
0.2
19,538
Brown & Brown, Inc.
2,024,137
0.1
31,511  Capital One Financial
Corp.
4,718,142
0.1
8,635  Cboe Global Markets,
Inc.
1,769,052
0.0
123,279
Charles Schwab Corp.
7,989,712
0.2
31,000
Chubb Ltd.
8,940,090
0.2
12,893  Cincinnati Financial
Corp.
1,754,995
0.0
157,434
Citigroup, Inc.
9,855,368
0.2
36,994  Citizens Financial
Group, Inc.
1,519,344
0.0
29,716
CME Group, Inc.
6,556,835
0.2
5,730
(1)
Corpay, Inc.
1,792,115
0.1
20,719  Discover Financial
Services
2,906,668
0.1
2,058  Erie Indemnity Co.
- Class A
1,110,950
0.0
3,571
Everest Re Group Ltd.
1,399,225
0.0
3,139  FactSet Research
Systems, Inc.
1,443,469
0.0
45,021  Fidelity National
Information Services,
Inc.
3,770,509
0.1
55,850
Fifth Third Bancorp
2,392,614
0.1
47,510
(1)
Fiserv, Inc.
8,535,171
0.2
24,898  Franklin Resources,
Inc.
501,695
0.0
20,997
Global Payments, Inc.
2,150,513
0.1
7,412
Globe Life, Inc.
785,005
0.0
26,060  Goldman Sachs
Group, Inc.
12,902,567
0.3
24,180  Hartford Financial
Services Group, Inc.
2,843,810
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
120,329  Huntington
Bancshares, Inc.
$ 1,768,836
0.0
47,379  Intercontinental
Exchange, Inc.
7,610,963
0.2
37,349
Invesco Ltd.
655,848
0.0
234,788  JPMorgan Chase &
Co.
49,507,398
1.2
76,590
KeyCorp
1,282,882
0.0
55,655
KKR & Co., Inc.
7,267,430
0.2
15,074
Loews Corp.
1,191,600
0.0
13,781
M&T Bank Corp.
2,454,672
0.1
3,147  MarketAxess Holdings,
Inc.
806,261
0.0
40,580  Marsh & McLennan
Cos., Inc.
9,052,992
0.2
48,545
MetLife, Inc.
4,003,992
0.1
12,923
Moody's Corp.
6,133,127
0.2
102,802
Morgan Stanley
10,716,080
0.3
6,490
MSCI, Inc.
3,783,216
0.1
34,148
Nasdaq, Inc.
2,493,145
0.1
16,639
Northern Trust Corp.
1,498,009
0.0
32,802  PNC Financial
Services Group, Inc.
6,063,450
0.2
17,582  Principal Financial
Group, Inc.
1,510,294
0.0
48,330
Progressive Corp.
12,264,221
0.3
29,460  Prudential Financial,
Inc.
3,567,606
0.1
15,295  Raymond James
Financial, Inc.
1,873,026
0.1
75,518  Regions Financial
Corp.
1,761,835
0.0
26,423
S&P Global, Inc.
13,650,650
0.3
24,643
State Street Corp.
2,180,166
0.1
32,615
Synchrony Financial
1,626,836
0.0
18,369  T. Rowe Price Group,
Inc.
2,000,935
0.1
18,809
Travelers Cos., Inc.
4,403,563
0.1
110,508
Truist Financial Corp.
4,726,427
0.1
128,772
US Bancorp
5,888,744
0.2
24,809
W.R. Berkley Corp.
1,407,415
0.0
280,885
Wells Fargo & Co.
15,867,194
0.4
8,381  Willis Towers Watson
PLC
2,468,456
0.1
439,856,074
10.9
Health Care : 11.5%
143,579
Abbott Laboratories
16,369,442
0.4
145,762
AbbVie, Inc.
28,785,080
0.7
24,077  Agilent Technologies,
Inc.
3,574,953
0.1
5,813
(1)
Align Technology, Inc.
1,478,362
0.0
14,396  AmerisourceBergen
Corp.
3,240,252
0.1
44,341
Amgen, Inc.
14,287,114
0.4
42,313  Baxter International,
Inc.
1,606,625
0.0
23,852  Becton Dickinson and
Co.
5,750,717
0.1
12,020
(1)
Biogen, Inc.
2,329,957
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,097
Bio-Techne Corp.
$ 1,046,843
0.0
121,523
(1)
Boston Scientific Corp.
10,183,627
0.3
167,304  Bristol-Myers Squibb
Co.
8,656,309
0.2
20,122
Cardinal Health, Inc.
2,223,883
0.1
15,026
(1)
Catalent, Inc.
910,125
0.0
43,409
(1)
Centene Corp.
3,267,829
0.1
4,274
(1)
Charles River
Laboratories
International, Inc.
841,850
0.0
23,069
Cigna Group
7,992,024
0.2
16,502
(1)
Cooper Cos., Inc.
1,820,831
0.1
103,810
CVS Health Corp.
6,527,573
0.2
53,042
Danaher Corp.
14,746,737
0.4
3,808
(1)
DaVita, Inc.
624,245
0.0
33,019
(1)
Dexcom, Inc.
2,213,594
0.1
49,711
(1)
Edwards Lifesciences
Corp.
3,280,429
0.1
19,136
Elevance Health, Inc.
9,950,720
0.3
65,097
Eli Lilly & Co.
57,672,036
1.4
37,680  GE HealthCare
Technologies, Inc.
3,536,268
0.1
102,739
Gilead Sciences, Inc.
8,613,638
0.2
15,334
HCA Healthcare, Inc.
6,232,198
0.2
10,456
(1)
Henry Schein, Inc.
762,242
0.0
19,167
(1)
Hologic, Inc.
1,561,344
0.0
9,936
Humana, Inc.
3,147,129
0.1
6,792
(1)
IDEXX Laboratories,
Inc.
3,431,454
0.1
13,200
(1)
Incyte Corp.
872,520
0.0
5,818
(1)
Insulet Corp.
1,354,139
0.0
29,271
(1)
Intuitive Surgical, Inc.
14,379,964
0.4
14,292
(1)
IQVIA Holdings, Inc.
3,386,775
0.1
198,650
Johnson & Johnson
32,193,219
0.8
6,929
Labcorp Holdings, Inc.
1,548,493
0.0
10,701
McKesson Corp.
5,290,788
0.1
105,842
Medtronic PLC
9,528,955
0.2
209,177
Merck & Co., Inc.
23,754,140
0.6
1,751
(1)
Mettler-Toledo
International, Inc.
2,625,975
0.1
27,683
(1)
Moderna, Inc.
1,850,055
0.1
4,836
(1)
Molina Healthcare, Inc.
1,666,292
0.0
467,625
Pfizer, Inc.
13,533,067
0.3
9,224
Quest Diagnostics, Inc.
1,432,026
0.0
8,757
(1)
Regeneron
Pharmaceuticals, Inc.
9,205,709
0.2
12,125
ResMed, Inc.
2,959,955
0.1
10,245
Revvity, Inc.
1,308,799
0.0
11,472
(1)
Solventum Corp.
799,828
0.0
8,138
STERIS PLC
1,973,790
0.1
28,293
Stryker Corp.
10,221,129
0.3
3,916
Teleflex, Inc.
968,505
0.0
31,523  Thermo Fisher
Scientific, Inc.
19,499,182
0.5
76,202  UnitedHealth Group,
Inc.
44,553,785
1.1
4,907  Universal Health
Services, Inc. - Class B
1,123,752
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
21,299
(1)
Vertex
Pharmaceuticals, Inc.
$ 9,905,739
0.2
98,860
Viatris, Inc.
1,147,765
0.0
4,899
(1)
Waters Corp.
1,763,101
0.0
5,986  West Pharmaceutical
Services, Inc.
1,796,758
0.0
16,806  Zimmer Biomet
Holdings, Inc.
1,814,208
0.0
37,386
Zoetis, Inc.
7,304,477
0.2
466,428,320
11.5
Industrials : 8.3%
45,334
3M Co.
6,197,158
0.2
9,899
A.O. Smith Corp.
889,227
0.0
7,190
Allegion PLC
1,047,871
0.0
10,333
(1)
Amentum Holdings,
Inc.
333,239
0.0
19,107
AMETEK, Inc.
3,280,863
0.1
33,652  Automatic Data
Processing, Inc.
9,312,518
0.2
5,890
(1)
Axon Enterprise, Inc.
2,353,644
0.1
48,305
(1)
Boeing Co.
7,344,292
0.2
9,610
(1)
Builders FirstSource,
Inc.
1,862,995
0.0
69,282
Carrier Global Corp.
5,576,508
0.1
40,015
Caterpillar, Inc.
15,650,667
0.4
13,110
(1)
Ceridian HCM Holding,
Inc.
802,987
0.0
9,719  CH Robinson
Worldwide, Inc.
1,072,686
0.0
28,273
Cintas Corp.
5,820,845
0.1
72,263
(1)
Copart, Inc.
3,786,581
0.1
33,904
(1)
CoStar Group, Inc.
2,557,718
0.1
159,988
CSX Corp.
5,524,386
0.1
11,309
Cummins, Inc.
3,661,741
0.1
21,149
Deere & Co.
8,826,112
0.2
52,917
Delta Air Lines, Inc.
2,687,654
0.1
11,343
Dover Corp.
2,174,907
0.1
32,852
Eaton Corp. PLC
10,888,467
0.3
47,260
Emerson Electric Co.
5,168,826
0.1
10,211
Equifax, Inc.
3,000,604
0.1
11,646  Expeditors
International of
Washington, Inc.
1,530,284
0.0
47,256
Fastenal Co.
3,375,024
0.1
18,598
FedEx Corp.
5,089,901
0.1
28,911
Fortive Corp.
2,281,945
0.1
22,677
(1)
GE Vernova, Inc.
5,782,181
0.1
4,964
(1)
Generac Holdings, Inc.
788,680
0.0
21,280  General Dynamics
Corp.
6,430,816
0.2
89,479
General Electric Co.
16,873,950
0.4
53,737  Honeywell
International, Inc.
11,107,975
0.3
33,681  Howmet Aerospace,
Inc.
3,376,520
0.1
4,430
Hubbell, Inc.
1,897,591
0.1
3,236  Huntington Ingalls
Industries, Inc.
855,534
0.0
6,285
IDEX Corp.
1,348,132
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
22,296
Illinois Tool Works, Inc.
$ 5,843,113
0.1
33,296
Ingersoll Rand, Inc.
3,268,335
0.1
10,333
Jacobs Solutions, Inc.
1,352,590
0.0
6,649  JB Hunt Transport
Services, Inc.
1,145,822
0.0
55,126  Johnson Controls
International PLC
4,278,329
0.1
15,655  L3Harris Technologies,
Inc.
3,723,855
0.1
11,117
Leidos Holdings, Inc.
1,812,071
0.0
17,506
Lockheed Martin Corp.
10,233,307
0.3
18,010
Masco Corp.
1,511,759
0.0
4,511
Nordson Corp.
1,184,724
0.0
18,658
Norfolk Southern Corp.
4,636,513
0.1
11,344  Northrop Grumman
Corp.
5,990,426
0.2
15,562  Old Dominion Freight
Line, Inc.
3,091,236
0.1
33,054
Otis Worldwide Corp.
3,435,633
0.1
43,260
PACCAR, Inc.
4,268,897
0.1
10,607
Parker-Hannifin Corp.
6,701,715
0.2
13,657
Pentair PLC
1,335,518
0.0
12,154
Quanta Services, Inc.
3,623,715
0.1
109,773  Raytheon Technologies
Corp.
13,300,097
0.3
16,846
Republic Services, Inc.
3,383,351
0.1
9,363  Rockwell Automation,
Inc.
2,513,591
0.1
23,319
Rollins, Inc.
1,179,475
0.0
4,377
Snap-on, Inc.
1,268,061
0.0
49,715
Southwest Airlines Co.
1,473,055
0.0
12,774  Stanley Black &
Decker, Inc.
1,406,801
0.0
15,461
Textron, Inc.
1,369,535
0.0
18,623  Trane Technologies
PLC
7,239,319
0.2
4,630
TransDigm Group, Inc.
6,607,612
0.2
173,373
(1)
Uber Technologies,
Inc.
13,030,715
0.3
50,272
Union Pacific Corp.
12,391,043
0.3
27,143
(1)
United Airlines
Holdings, Inc.
1,548,780
0.0
60,448  United Parcel Service,
Inc. - Class B
8,241,480
0.2
5,495
United Rentals, Inc.
4,449,466
0.1
20,392
Veralto Corp.
2,281,049
0.1
11,753
Verisk Analytics, Inc.
3,149,334
0.1
30,137  Waste Management,
Inc.
6,256,441
0.2
14,456  Westinghouse Air
Brake Technologies
Corp.
2,627,667
0.1
3,631
WW Grainger, Inc.
3,771,919
0.1
20,044
Xylem, Inc.
2,706,541
0.1
338,193,919
8.3
Information Technology : 33.4%
51,690  Accenture PLC - Class
A
18,271,381
0.5
36,590
(1)
Adobe, Inc.
18,945,570
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
133,560
(1)
Advanced Micro
Devices, Inc.
$ 21,914,525
0.5
12,504
(1)
Akamai Technologies,
Inc.
1,262,279
0.0
99,380  Amphenol Corp.
- Class A
6,475,601
0.2
40,949
Analog Devices, Inc.
9,425,231
0.2
7,211
(1)
ANSYS, Inc.
2,297,641
0.1
1,254,670
Apple, Inc.
292,338,110
7.2
68,326
Applied Materials, Inc.
13,805,268
0.3
21,258
(1)
Arista Networks, Inc.
8,159,246
0.2
17,761
(1)
Autodesk, Inc.
4,892,800
0.1
384,129
Broadcom, Inc.
66,262,253
1.6
9,631  Broadridge Financial
Solutions, Inc.
2,070,954
0.1
22,595
(1)
Cadence Design
Systems, Inc.
6,123,923
0.2
11,023
CDW Corp.
2,494,505
0.1
332,464
Cisco Systems, Inc.
17,693,734
0.4
40,902  Cognizant Technology
Solutions Corp. - Class
A
3,156,816
0.1
63,552
Corning, Inc.
2,869,373
0.1
19,053
(1)
Crowdstrike Holdings,
Inc. - Class A
5,343,795
0.1
23,739  Dell Technologies, Inc.
- Class C
2,814,021
0.1
11,175
(1)
Enphase Energy, Inc.
1,262,999
0.0
4,698
(1)
EPAM Systems, Inc.
935,043
0.0
4,810
(1)
F5, Inc.
1,059,162
0.0
2,023
(1)
Fair Isaac Corp.
3,931,741
0.1
8,834
(1)
First Solar, Inc.
2,203,553
0.1
52,391
(1)
Fortinet, Inc.
4,062,922
0.1
6,359
(1)
Gartner, Inc.
3,222,487
0.1
44,699
Gen Digital, Inc.
1,226,094
0.0
11,633
(1)
GoDaddy, Inc. - Class
A
1,823,822
0.0
107,251  Hewlett Packard
Enterprise Co.
2,194,355
0.1
80,752
HP, Inc.
2,896,574
0.1
352,120
Intel Corp.
8,260,735
0.2
76,015  International Business
Machines Corp.
16,805,396
0.4
23,069
Intuit, Inc.
14,325,849
0.4
9,362
Jabil, Inc.
1,121,849
0.0
6,053  Jack Henry &
Associates, Inc.
1,068,597
0.0
26,983
Juniper Networks, Inc.
1,051,797
0.0
14,403
(1)
Keysight Technologies,
Inc.
2,289,069
0.1
11,093
KLA Corp.
8,590,530
0.2
10,759
Lam Research Corp.
8,780,205
0.2
68,084  Mastercard, Inc.
- Class A
33,619,879
0.8
44,273  Microchip Technology,
Inc.
3,554,679
0.1
91,503  Micron Technology,
Inc.
9,489,776
0.2
613,386
Microsoft Corp.
263,939,996
6.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,023  Monolithic Power
Systems, Inc.
$ 3,719,264
0.1
13,768  Motorola Solutions,
Inc.
6,190,506
0.2
16,964
NetApp, Inc.
2,095,224
0.1
2,030,032
NVIDIA Corp.
246,527,086
6.1
21,021  NXP Semiconductors
NV
5,045,250
0.1
35,349
(1)
ON Semiconductor
Corp.
2,566,691
0.1
131,902
Oracle Corp.
22,476,101
0.6
166,181
(1)
Palantir Technologies,
Inc. - Class A
6,181,933
0.2
26,720
(1)
Palo Alto Networks,
Inc.
9,132,896
0.2
26,449
Paychex, Inc.
3,549,191
0.1
3,992
Paycom Software, Inc.
664,947
0.0
84,365
(1)
PayPal Holdings, Inc.
6,583,001
0.2
9,942
(1)
PTC, Inc.
1,796,122
0.0
7,828
(1)
Qorvo, Inc.
808,632
0.0
91,929
Qualcomm, Inc.
15,632,526
0.4
8,846  Roper Technologies,
Inc.
4,922,268
0.1
79,963
Salesforce, Inc.
21,886,673
0.5
17,329  Seagate Technology
Holdings PLC
1,898,045
0.1
16,999
(1)
ServiceNow, Inc.
15,203,736
0.4
13,180  Skyworks Solutions,
Inc.
1,301,789
0.0
4,156
(1)
Super Micro Computer,
Inc.
1,730,558
0.0
12,644
(1)
Synopsys, Inc.
6,402,795
0.2
3,861
(1)
Teledyne Technologies,
Inc.
1,689,805
0.0
13,466
Teradyne, Inc.
1,803,501
0.0
75,346
Texas Instruments, Inc.
15,564,223
0.4
20,276
(1)
Trimble, Inc.
1,258,937
0.0
3,525
(1)
Tyler Technologies,
Inc.
2,057,613
0.1
6,927
(1)
VeriSign, Inc.
1,315,853
0.0
137,848
Visa, Inc. - Class A
37,901,308
0.9
26,945
(1)
Western Digital Corp.
1,840,074
0.0
4,269
(1)
Zebra Technologies
Corp. - Class A
1,580,896
0.0
1,355,661,579
33.4
Materials : 2.2%
18,346  Air Products and
Chemicals, Inc.
5,462,338
0.1
9,758
Albemarle Corp.
924,180
0.0
120,005
Amcor PLC
1,359,657
0.0
6,645
Avery Dennison Corp.
1,466,950
0.0
25,051
Ball Corp.
1,701,214
0.0
9,017
Celanese Corp.
1,225,951
0.0
14,888  CF Industries
Holdings, Inc.
1,277,391
0.0
57,125
Corteva, Inc.
3,358,379
0.1
57,841
Dow, Inc.
3,159,854
0.1
34,452  DuPont de Nemours,
Inc.
3,070,018
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,647
Eastman Chemical Co.
$ 1,079,982
0.0
20,898
Ecolab, Inc.
5,335,886
0.1
10,363
FMC Corp.
683,336
0.0
118,572  Freeport-McMoRan,
Inc.
5,919,114
0.2
21,097  International Flavors &
Fragrances, Inc.
2,213,708
0.1
28,831
International Paper Co.
1,408,394
0.0
39,669
Linde PLC US
18,916,559
0.5
21,358  LyondellBasell
Industries NV - Class A
2,048,232
0.1
5,043  Martin Marietta
Materials, Inc.
2,714,395
0.1
26,295
Mosaic Co.
704,180
0.0
94,688
Newmont Corp.
5,061,074
0.1
19,586
Nucor Corp.
2,944,559
0.1
7,358  Packaging Corp. of
America
1,584,913
0.0
19,252
PPG Industries, Inc.
2,550,120
0.1
19,151
Sherwin-Williams Co.
7,309,362
0.2
40,715
Smurfit WestRock PLC
2,012,135
0.1
11,842
Steel Dynamics, Inc.
1,493,040
0.0
10,898
Vulcan Materials Co.
2,729,186
0.1
89,714,107
2.2
Real Estate : 2.3%
12,847  Alexandria Real Estate
Equities, Inc.
1,525,581
0.0
38,544
American Tower Corp.
8,963,793
0.2
11,720  AvalonBay
Communities, Inc.
2,639,930
0.1
11,997
Boston Properties, Inc.
965,279
0.0
8,845
Camden Property Trust
1,092,623
0.0
24,856
(1)
CBRE Group, Inc.
- Class A
3,094,075
0.1
35,861
Crown Castle, Inc.
4,254,190
0.1
25,397  Digital Realty Trust,
Inc.
4,109,997
0.1
7,835
Equinix, Inc.
6,954,581
0.2
28,155
Equity Residential
2,096,421
0.1
5,299  Essex Property Trust,
Inc.
1,565,431
0.0
17,489  Extra Space Storage,
Inc.
3,151,343
0.1
6,199  Federal Realty
Investment Trust
712,699
0.0
58,434  Healthpeak Properties,
Inc.
1,336,386
0.0
57,966  Host Hotels & Resorts,
Inc.
1,020,202
0.0
47,014
Invitation Homes, Inc.
1,657,714
0.1
24,207
Iron Mountain, Inc.
2,876,518
0.1
55,411
Kimco Realty Corp.
1,286,643
0.0
9,645  Mid-America
Apartment
Communities, Inc.
1,532,590
0.0
76,408
Prologis, Inc.
9,648,802
0.2
12,998
Public Storage
4,729,582
0.1
71,865
Realty Income Corp.
4,557,678
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
13,480  Regency Centers
Corp.
$ 973,660
0.0
8,869  SBA Communications
Corp.
2,134,768
0.1
25,291  Simon Property Group,
Inc.
4,274,685
0.1
24,768
UDR, Inc.
1,122,981
0.0
33,608
Ventas, Inc.
2,155,281
0.1
86,614
VICI Properties, Inc.
2,885,112
0.1
47,754
Welltower, Inc.
6,113,945
0.2
60,019
Weyerhaeuser Co.
2,032,243
0.1
91,464,733
2.3
Software and Services : 0.1%
25,080
TE Connectivity PLC
3,786,829
0.1
Utilities : 2.5%
59,006
AES Corp.
1,183,660
0.0
21,262
Alliant Energy Corp.
1,290,391
0.0
22,018
Ameren Corp.
1,925,694
0.0
43,766  American Electric
Power Co., Inc.
4,490,392
0.1
16,080  American Water Works
Co., Inc.
2,351,539
0.1
12,527
Atmos Energy Corp.
1,737,620
0.0
53,115  CenterPoint Energy,
Inc.
1,562,643
0.0
24,652
CMS Energy Corp.
1,741,171
0.0
28,539  Consolidated Edison,
Inc.
2,971,766
0.1
25,804  Constellation Energy
Corp.
6,709,556
0.2
69,231
Dominion Energy, Inc.
4,000,860
0.1
17,084
DTE Energy Co.
2,193,757
0.1
63,707
Duke Energy Corp.
7,345,417
0.2
31,945
Edison International
2,782,090
0.1
17,644
Entergy Corp.
2,322,127
0.1
19,091
Evergy, Inc.
1,183,833
0.0
29,247
Eversource Energy
1,990,258
0.0
82,522
Exelon Corp.
3,346,267
0.1
42,298
FirstEnergy Corp.
1,875,916
0.0
169,543
NextEra Energy, Inc.
14,331,470
0.4
37,222
NiSource, Inc.
1,289,742
0.0
17,031
NRG Energy, Inc.
1,551,524
0.0
176,387
PG&E Corp.
3,487,171
0.1
9,429  Pinnacle West Capital
Corp.
835,315
0.0
60,880
PPL Corp.
2,013,910
0.1
41,109  Public Service
Enterprise Group, Inc.
3,667,334
0.1
52,248
Sempra Energy
4,369,500
0.1
90,231
Southern Co.
8,137,032
0.2
28,351
Vistra Corp.
3,360,728
0.1
26,083  WEC Energy Group,
Inc.
2,508,663
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
46,134
Xcel Energy, Inc.
$ 3,012,550
0.1
101,569,896
2.5
Total Common Stock
(Cost $2,836,380,856)
4,018,268,361
99.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
29,494,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $29,494,000) $ 29,494,000 0.7
Total Short-Term
Investments
(Cost $29,494,000)
29,494,000
0.7
Total Investments in
Securities
(Cost $2,865,874,856) $ 4,047,762,361 99.8
Assets in Excess of
Other Liabilities 6,532,155 0.2
Net Assets $ 4,054,294,516 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 4,018,268,361 $ — $ — $ 4,018,268,361
Short-Term Investments 29,494,000 — — 29,494,000
Total Investments, at fair value $ 4,047,762,361 $ — $ — $ 4,047,762,361
Other Financial Instruments+
Futures 719,576 — — 719,576
Total Assets $ 4,048,481,937 $ — $ — $ 4,048,481,937
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series S  Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 120 12/20/24 $ 34,885,500 $ 719,576
$ 34,885,500 $ 719,576
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,272,930,695
Gross Unrealized Depreciation (91,043,190)
Net Unrealized Appreciation $ 1,181,887,505